Investment in Joint Ventures and Majority Owned Subsidiaries (Tables)	12 Months Ended
Jul. 03, 2016
Equity Method Investments And Joint Ventures [Abstract]
Investment in Joint Ventures and Majority Owned Subsidiaries

In addition, the equity loss of joint ventures for SAL LLC included the following for the periods presented (thousands of dollars):

	Years Ended
	July 3, 2016	June 28, 2015
Loss on Guarantee of SAL LLC Vendor Contract	$-	$123
Loss on Loan to SAL LLC	$225	$100
Loss on Guarantee of SAL LLC Credit facility	$247	$488

STRATTEC’s joint venture investments are included in the accompanying Consolidated Balance Sheets as follows (thousands of dollars):

	July 3, 2016	June 28, 2015
Investment in Joint Ventures:
Investment in VAST LLC	$14,168	$15,326

Other Current Liabilities:
Investment in SAL LLC	$1,265	$402